UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2015

Date of reporting period:	October 31, 2014

Item 1. Schedule of Investments:

Putnam Short Term Investment Fund

The fund's portfolio
10/31/14 (Unaudited)

REPURCHASE AGREEMENTS (25.9%)(a)
	Principal amount	Value

Interest in $158,000,000 joint tri-party repurchase agreement dated 10/31/14 with Bank of Nova Scotia due 11/3/14 - maturity value of $73,000,548 for an effective yield of 0.090% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.125% to 2.625% and due dates ranging from 7/15/17 to 7/15/22, valued at $161,161,285)	$73,000,000	$73,000,000

Interest in $86,213,000 joint tri-party repurchase agreement dated 10/31/14 with BNP Paribas US due 11/3/14 - maturity value of $70,762,708 for an effective yield of 0.120% (collateralized by various mortgage backed securities with coupon rates ranging from zero % to 7.475% and due dates ranging from 4/1/22 to 10/1/44, valued at $87,937,260)	70,762,000	70,762,000

Interest in $331,000,000 joint tri-party repurchase agreement dated 10/31/14 with Citigroup Global Markets, Inc. due 11/3/14 - maturity value of $92,228,845 for an effective yield of 0.110% (collateralized by various mortgage backed securities and various U.S. Treasury notes and bonds with coupon rates ranging from 0.875% to 5.500% and due dates ranging from 7/15/17 to 10/1/44, valued at $337,620,001)	92,228,000	92,228,000

Interest in $233,000,000 joint tri-party term repurchase agreement dated 10/30/14 with Barclays Capital, Inc. due 11/6/14 - maturity value of $149,502,035 for an effective yield of 0.070% (collateralized by various mortgage backed securities with coupon rates ranging from zero % to 4.960% and due dates ranging from 5/1/17 to 11/1/44, valued at $237,660,001)	149,500,000	149,500,000

Interest in $230,750,000 joint tri-party term repurchase agreement dated 10/30/14 with Citigroup Global Markets, Inc. due 11/6/14 - maturity value of $153,502,985 for an effective yield of 0.10% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.875% to 4.125% and due dates ranging from 5/15/15 to 8/15/21, valued at $235,365,029)	153,500,000	153,500,000

Interest in $100,000,000 joint tri-party term repurchase agreement dated 10/30/14 with Merrill Lynch, Pierce, Fenner and Smith Inc. due 11/6/14 - maturity value of $66,501,034 for an effective yield of 0.08% (collateralized by a mortgage backed security with a coupon rate of 3.500% and a due date of 8/1/42, valued at $102,000,001)	66,500,000	66,500,000

Interest in $150,000,000 tri-party repurchase agreement dated 10/31/14 with Barclays Capital, Inc. due 11/3/14 - maturity value of $150,001,000 for an effective yield of 0.08% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.125% to 2.500% and due dates ranging from 1/15/16 to 1/15/22, valued at $153,000,051)	150,000,000	150,000,000

Interest in $50,000,000 tri-party repurchase agreement dated 10/31/14 with Credit Suisse Securities (USA), LLC due 11/3/14 - maturity value of $50,000,375 for an effective yield of 0.090% (collateralized by a U.S. Treasury bond with a coupon rate of 2.000% and a due date of 1/15/26, valued at $51,005,117)	50,000,000	50,000,000

Interest in $100,000,000 tri-party repurchase agreement dated 10/31/14 with Goldman, Sachs & Co. due 11/3/14 - maturity value of $100,000,750 for an effective yield of 0.09% (collateralized by various mortgage backed securities with coupon rates ranging from 3.000% to 5.000% and due dates ranging from 9/1/28 to 8/1/44, valued at $102,000,000)	100,000,000	100,000,000

Interest in $34,000,000 tri-party term repurchase agreement dated 10/24/14 with BNP Paribas US due 11/24/14 - maturity value of $34,006,441 for an effective yield of 0.220% (collateralized by various corporate bonds and notes with coupon rates ranging from 0.653% to 9.455% and due dates ranging from 6/5/15 to 10/22/44, valued at $35,718,264)(IR)	34,000,000	34,000,000

Interest in $50,000,000 tri-party term repurchase agreement dated 10/28/14 with J.P. Morgan Securities, Inc. due 11/4/14 - maturity value of $50,000,681 for an effective yield of 0.070% (collateralized by various mortgage backed securities with coupon rates ranging from 2.000% to 13.000% and due dates ranging from 12/1/14 to 7/1/53, valued at $51,003,569)	50,000,000	50,000,000

Total repurchase agreements (cost $989,490,000)		$989,490,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (25.8%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Federal Farm Credit Banks Funding Corporation unsec. discount notes	0.110	12/16/14	$14,000,000	$13,999,580

Federal Farm Credit Banks Funding Corporation unsec. discount notes	0.080	11/7/14	20,000,000	19,999,940

Federal Farm Credit Banks Funding Corporation unsec. discount notes	0.070	12/22/14	33,000,000	32,998,878

Federal Farm Credit Banks Funding Corporation unsec. discount notes	0.050	2/2/15	25,000,000	24,997,475

Federal Home Loan Banks unsec. discount notes	0.097	2/25/15	33,000,000	32,995,809

Federal Home Loan Banks unsec. discount notes	0.095	5/1/15	63,000,000	62,979,651

Federal Home Loan Banks unsec. discount notes	0.090	11/26/14	12,300,000	12,299,816

Federal Home Loan Banks unsec. discount notes	0.090	11/12/14	5,400,000	5,399,968

Federal Home Loan Banks unsec. discount notes	0.072	11/28/14	12,000,000	11,999,808

Federal Home Loan Banks unsec. discount notes	0.065	11/19/14	31,876,000	31,875,681

Federal Home Loan Banks unsec. notes(k)	0.070	4/29/15	32,700,000	32,686,462

Federal Home Loan Mortgage Corporation unsec. discount notes	0.090	12/15/14	16,500,000	16,499,522

Federal Home Loan Mortgage Corporation unsec. discount notes	0.090	11/12/14	11,010,000	11,009,934

Federal Home Loan Mortgage Corporation unsec. discount notes	0.086	4/27/15	89,815,000	89,788,767

Federal Home Loan Mortgage Corporation unsec. discount notes	0.080	4/20/15	50,000,000	49,986,000

Federal Home Loan Mortgage Corporation unsec. discount notes	0.080	4/10/15	15,000,000	14,996,055

Federal Home Loan Mortgage Corporation unsec. discount notes	0.070	12/22/14	10,700,000	10,699,636

Federal Home Loan Mortgage Corporation unsec. discount notes	0.067	11/24/14	66,267,000	66,266,139

Federal Home Loan Mortgage Corporation unsec. discount notes	0.060	2/11/15	35,000,000	34,996,115

Federal Home Loan Mortgage Corporation unsec. discount notes	0.055	11/26/14	34,000,000	33,999,490

Federal Home Loan Mortgage Corporation unsec. discount notes, Ser. RB	0.090	11/18/14	22,000,000	21,999,780

Federal Home Loan Mortgage Corporation unsec. discount notes, Ser. RB	0.050	1/22/15	22,505,000	22,503,492

Federal National Mortgage Association unsec. discount notes	0.115	11/17/14	29,000,000	28,999,739

Federal National Mortgage Association unsec. discount notes	0.090	5/1/15	43,800,000	43,785,853

Federal National Mortgage Association unsec. discount notes	0.090	4/29/15	17,500,000	17,494,838

Federal National Mortgage Association unsec. discount notes	0.085	12/10/14	8,100,000	8,099,789

Federal National Mortgage Association unsec. discount notes	0.085	12/1/14	25,000,000	24,999,525

Federal National Mortgage Association unsec. discount notes	0.080	11/26/14	28,000,000	27,999,580

Federal National Mortgage Association unsec. discount notes	0.070	12/3/14	17,500,000	17,499,633

Federal National Mortgage Association unsec. discount notes	0.065	12/8/14	20,000,000	19,999,520

Federal National Mortgage Association unsec. discount notes	0.064	12/15/14	43,600,000	43,598,736

Federal National Mortgage Association unsec. discount notes	0.060	2/27/15	32,000,000	31,995,872

Federal National Mortgage Association unsec. discount notes	0.060	2/26/15	25,800,000	25,796,698

Federal National Mortgage Association unsec. discount notes	0.060	2/18/15	21,600,000	21,597,430

Federal National Mortgage Association unsec. discount notes	0.055	1/28/15	17,500,000	17,498,740

Total U.S. government agency obligations (cost $984,280,936)				$984,343,951

COMMERCIAL PAPER (19.8%)(a)
	Yield (%)	Maturity date	Principal amount	Value

ABN AMRO Funding USA, LLC	0.140	11/25/14	$2,500,000	$2,499,785

American Honda Finance Corp.	0.120	1/8/15	6,000,000	5,998,700

American Honda Finance Corp.	0.110	11/10/14	10,000,000	9,999,806

Apple, Inc.	0.090	1/13/15	22,700,000	22,693,047

Barclays Bank PLC CCP (United Kingdom)	0.120	11/25/14	17,000,000	16,998,357

BMW US Capital, LLC	0.090	11/21/14	12,000,000	11,999,160

BPCE SA (France)	0.110	11/3/14	16,750,000	16,749,833

Canadian Imperial Holdings, Inc.	0.120	11/10/14	31,950,000	31,949,131

Chevron Corp.	0.100	1/22/15	7,000,000	6,997,498

Chevron Corp.	0.100	12/18/14	10,000,000	9,998,347

Chevron Corp.	0.100	11/4/14	13,000,000	12,999,913

Chevron Corp.	0.090	1/13/15	7,000,000	6,997,856

Coca-Cola Co. (The)	0.130	2/6/15	8,200,000	8,197,701

Coca-Cola Co. (The)	0.130	11/17/14	28,000,000	27,999,378

Collateralized Commercial Paper Co., LLC	0.150	1/5/15	34,500,000	34,489,754

Commonwealth Bank of Australia (Australia)	0.115	12/22/14	21,000,000	20,997,138

Commonwealth Bank of Australia (Australia)	0.100	12/3/14	12,000,000	11,999,098

DnB Bank ASA (Norway)	0.120	12/5/14	6,000,000	5,999,395

DnB Bank ASA (Norway)	0.100	11/21/14	3,250,000	3,249,811

DnB Bank ASA 144A (Norway)	0.185	12/2/14	5,000,000	4,999,548

Export Development Canada (Canada)	0.100	4/1/15	16,000,000	15,993,178

Export Development Canada (Canada)	0.100	12/2/14	34,000,000	33,999,062

General Electric Capital Corp.	0.120	11/13/14	15,000,000	14,999,729

HSBC Bank PLC 144A (United Kingdom)	0.242	10/2/15	14,000,000	13,997,466

HSBC USA, Inc. (United Kingdom)	0.180	12/2/14	2,000,000	1,999,799

HSBC USA, Inc. (United Kingdom)	0.170	2/3/15	16,000,000	15,992,738

HSBC USA, Inc. (United Kingdom)	0.160	11/4/14	4,000,000	3,999,969

ICICI Bank, Ltd./Bahrain (Bahrain)	0.180	11/4/14	9,000,000	8,999,910

ICICI Bank, Ltd./Bahrain (Bahrain)	0.180	11/3/14	26,000,000	25,999,805

Kaiser Foundation Hospitals	0.120	11/6/14	29,600,000	29,596,448

National Australia Funding Delaware, Inc. 144A	0.100	11/19/14	17,500,000	17,499,291

Nestle Capital Corp.	0.100	11/5/14	5,000,000	4,999,993

Nestle Capital Corp.	0.080	12/10/14	7,850,000	7,849,677

Nordea Bank AB (Sweden)	0.158	12/15/14	34,000,000	33,994,900

Proctor & Gamble Co. (The)	0.120	11/12/14	16,750,000	16,749,945

Proctor & Gamble Co. (The)	0.090	12/4/14	3,000,000	2,999,906

Proctor & Gamble Co. (The)	0.070	11/13/14	19,000,000	18,999,932

Prudential PLC (United Kingdom)	0.140	12/10/14	33,000,000	32,994,756

Roche Holdings, Inc. (Switzerland)	0.080	1/6/15	10,800,000	10,797,085

Roche Holdings, Inc. (Switzerland)	0.080	12/10/14	8,000,000	7,998,995

Roche Holdings, Inc. (Switzerland)	0.050	11/24/14	16,600,000	16,598,971

Skandinaviska Enskilda Banken AB (Sweden)	0.140	12/10/14	8,250,000	8,249,087

Skandinaviska Enskilda Banken AB (Sweden)	0.115	12/22/14	25,000,000	24,995,703

Standard Chartered Bank/New York	0.150	11/13/14	5,500,000	5,499,851

Standard Chartered Bank/New York 144A	0.200	2/9/15	29,000,000	28,984,134

State Street Corp.	0.150	1/5/15	20,000,000	19,994,720

State Street Corp.	0.130	12/2/14	16,000,000	15,998,677

Swedbank AB (Sweden)	0.110	11/26/14	6,800,000	6,799,551

Toyota Motor Credit Corp.	0.140	2/10/15	33,500,000	33,489,558

Total commercial paper (cost $754,888,208)				$754,886,092

ASSET-BACKED COMMERCIAL PAPER (9.9%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Alpine Securitization Corp. (Switzerland)	0.190	11/3/14	$17,500,000	$17,499,855

Bedford Row Funding Corp.	0.150	11/25/14	25,000,000	24,997,763

Bedford Row Funding Corp.	0.110	11/20/14	8,500,000	8,499,442

CHARTA, LLC	0.130	11/10/14	16,750,000	16,749,434

Fairway Finance, LLC (Canada)	0.170	2/11/15	16,500,000	16,490,605

Fairway Finance, LLC (Canada)	0.100	11/10/14	10,000,000	9,999,700

Gotham Funding Corp. (Japan)	0.170	1/20/15	5,000,000	4,997,705

Gotham Funding Corp. 144A (Japan)	0.180	1/5/15	28,000,000	27,990,040

Govco, LLC	0.110	11/26/14	17,000,000	16,998,091

Jupiter Securitization Co., LLC	0.150	3/10/15	13,500,000	13,489,909

Liberty Street Funding, LLC (Canada)	0.170	11/19/14	10,000,000	9,999,224

Liberty Street Funding, LLC (Canada)	0.140	11/24/14	5,000,000	4,999,500

Liberty Street Funding, LLC 144A (Canada)	0.190	2/9/15	18,000,000	17,989,042

Manhattan Asset Funding Co., LLC (Japan)	0.190	1/14/15	21,000,000	20,991,249

Manhattan Asset Funding Co., LLC (Japan)	0.170	11/19/14	13,000,000	12,998,991

MetLife Short Term Funding, LLC	0.140	12/1/14	4,125,000	4,124,570

MetLife Short Term Funding, LLC 144A	0.130	11/10/14	32,000,000	31,999,130

Old Line Funding, LLC	0.190	2/17/15	9,000,000	8,994,740

Old Line Funding, LLC 144A	0.190	2/9/15	26,500,000	26,486,098

Regency Markets No. 1, LLC 144A	0.140	11/17/14	35,000,000	34,997,638

Thunder Bay Funding, LLC 144A	0.190	2/19/15	29,400,000	29,380,328

Working Capital Management Co. (Japan)	0.150	11/14/14	16,625,000	16,624,237

Total asset-backed commercial paper (cost $377,307,647)				$377,297,291

MUNICIPAL BONDS AND NOTES (7.0%)(a)
	Yield (%)	Maturity date	Rating(RAT)	Principal amount	Value

Connecticut (0.5%)

Yale University Commercial Paper	0.100	1/6/15	P-1	$19,150,000	$19,144,831

					19,144,831
District of Columbia (1.0%)

American University Commercial Paper, Ser. A	0.180	2/5/15	A-1	15,000,000	14,991,075

American University Commercial Paper, Ser. A	0.160	2/23/15	A-1	10,000,000	9,995,200

Duke University Commercial Paper, Ser. B-98	0.120	12/10/14	A-1+	15,000,000	14,998,116

					39,984,391
Illinois (1.1%)

University of Chicago Commercial Paper, Ser. A	0.120	1/6/15	P-1	20,000,000	19,996,000

University of Chicago Commercial Paper, Ser. A	0.110	11/18/14	P-1	20,000,000	19,999,200

					39,995,200
Indiana (0.3%)

St. Joseph County Commercial Paper (University of Notre Dame Du Lac)	0.120	11/4/14	P-1	13,132,000	13,132,000

					13,132,000
Maryland (0.7%)

Johns Hopkins University Commercial Paper, Ser. C	0.120	11/18/14	P-1	15,800,000	15,800,158

Johns Hopkins University Commercial Paper, Ser. C	0.120	11/17/14	P-1	12,000,000	12,000,000

					27,800,158
Massachusetts (0.7%)

Massachusetts Health & Educational Facilities Authority Commercial Paper, Ser. EE	0.060	11/5/14	P-1	3,200,000	3,200,000

President and Fellows of Harvard College Commercial Paper	0.120	1/6/15	A-1+	22,237,000	22,234,434

					25,434,434
Michigan (0.9%)

Trinity Health Corporation Commercial Paper	0.120	11/13/14	P-1	33,275,000	33,274,098

					33,274,098
New Jersey (0.5%)

Princeton University Commercial Paper	0.100	1/5/15	P-1	20,730,000	20,727,189

					20,727,189
North Carolina (0.2%)

Duke University Commercial Paper, Ser. B-98	0.120	2/10/15	A-1+	7,000,000	6,996,509

					6,996,509
Texas (1.1%)

Texas A&M University System (The) Commercial Paper, Ser. B	0.120	1/12/15	P-1	21,600,000	21,600,000

Texas Tech University System Commercial Paper, Ser. A	0.150	2/12/15	P-1	10,000,000	10,000,300

University of Texas Permanent University Fund (The) Commercial Paper, Ser. B	0.100	1/8/15	A-1+	10,000,000	10,000,000

					41,600,300

Total municipal bonds and notes (cost $268,092,124)					$268,089,110

CERTIFICATES OF DEPOSIT (5.8%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd./New York, NY	0.130	11/6/14	$35,000,000	$35,000,000

Bank of Montreal/Chicago, IL (Canada)	0.170	11/13/14	7,000,000	7,000,025

Canadian Imperial Bank of Commerce/New York, NY FRN	0.488	11/5/14	6,000,000	6,000,000

Citibank, NA	0.240	11/21/14	13,250,000	13,251,391

National Australia Bank, Ltd. FRN (Australia)	0.217	2/26/15	15,500,000	15,503,035

Rabobank Nederland NV/NY FRN (Netherlands)	0.243	11/14/14	10,775,000	10,775,022

Svenska Handelsbanken/Cayman Islands (Sweden)	0.185	2/23/15	29,000,000	28,998,611

Svenska Handelsbanken/NewYork, NY (Sweden)	0.175	12/9/14	4,000,000	4,000,065

Swedbank AB/New York	0.090	11/24/14	27,500,000	27,499,816

Toronto-Dominion Bank/NY (Canada)	0.120	12/19/14	34,000,000	34,000,462

U.S. Bank, NA/Cincinnati, OH	0.130	2/2/15	36,000,000	35,997,181

Westpac Banking Corp./NY FRN (Australia)	0.235	11/25/14	3,100,000	3,100,353

Total certificates of deposit (cost $221,127,074)				$221,125,961

U.S. TREASURY OBLIGATIONS (2.8%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

U.S. Treasury Notes FRN	0.090	7/31/16	$15,650,000	$15,655,525
U.S. Treasury Notes FRN	0.089	4/30/16	31,600,000	31,610,614
U.S. Treasury Notes FRN	0.073	10/31/16	35,500,000	35,496,443
U.S. Treasury Notes FRN	0.065	1/31/16	24,500,000	24,502,450

Total U.S. treasury obligations (cost $107,247,300)				$107,265,032

TIME DEPOSITS (2.5%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd./Cayman Islands (Cayman Islands)	0.100	11/3/14	$37,750,000	$37,750,000

Credit Agricole Corporate and Investment Bank/Grand Cayman (Cayman Islands)	0.070	11/3/14	18,750,000	18,750,000

Svenska Handelsbanken/Cayman Islands (Sweden)	0.040	11/3/14	37,750,000	37,750,000

Total time deposits (cost $94,250,000)				$94,250,000

CORPORATE BONDS AND NOTES (0.5%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Bank of New York Mellon Corp. (The) sr. unsec. notes, Ser. MTN	1.700	11/24/14	$18,000,000	$18,012,366

Total corporate bonds and notes (cost $18,009,993)				$18,012,366

TOTAL INVESTMENTS

Total investments (cost $3,814,693,282)(b)				$3,814,759,803

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
MTN	Medium Term Notes

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2014 through October 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $3,814,476,121.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $3,814,693,282, resulting in gross unrealized appreciation and depreciation of $122,869 and $56,348, respectively, or net unrealized appreciation of $66,521.
(k)	The rates shown are the current interest rates at the close of the reporting period.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	81.6%
	Canada	3.9
	Sweden	3.8
	United Kingdom	2.3
	Japan	2.2
	Cayman Islands	1.5
	Switzerland	1.4
	Australia	1.3
	Bahrain	0.9
	France	0.4
	Norway	0.4
	Netherlands	0.3

	Total	100.0%
	Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$377,297,291	$—
Certificates of deposit	—	221,125,961	—
Commercial paper	—	754,886,092	—
Corporate bonds and notes	—	18,012,366	—
Municipal bonds and notes	—	268,089,110	—
Repurchase agreements	—	989,490,000	—
Time deposits	—	94,250,000	—
U.S. government agency obligations	—	984,343,951	—
U.S. treasury obligations	—	107,265,032	—

Totals by level	$—	$3,814,759,803	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of Nova Scotia	Barclays Capital, Inc.	BNP Paribas US	Citigroup Global Markets, Inc.	Credit Suisse Securities (USA), LLC	Goldman, Sachs & Co.	J.P. Morgan Securities, Inc.	Merrill Lynch, Pierce, Fenner and Smith Inc.	Total

	Assets:
	Repurchase agreements	$73,000,000	$299,500,000	$104,762,000	$245,728,000	$50,000,000	$100,000,000	$50,000,000	$66,500,000	$989,490,000

	Total Assets	$73,000,000	$299,500,000	$104,762,000	$245,728,000	$50,000,000	$100,000,000	$50,000,000	$66,500,000	$989,490,000

	Liabilities:
	Total Liabilities	$–	$–	$–	$–	$–	$–	$–	$–	$–

	Total Financial and Derivative Net Assets	$73,000,000	$299,500,000	$104,762,000	$245,728,000	$50,000,000	$100,000,000	$50,000,000	$66,500,000	$989,490,000
	Total collateral received (pledged)##†	$73,000,000	$299,500,000	$104,762,000	$245,728,000	$50,000,000	$100,000,000	$50,000,000	$66,500,000
	Net amount	$–	$–	$–	$–	$–	$–	$–	$–

†	Additional collateral may be required from certain brokers based on individual agreements.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2014